UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Tiger Management L.L.C.

Address:   101 Park Avenue
           New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elouise P. Manhertz
Title:   Chief Financial Officer
Phone:   (212)984-8869


Signature, Place and Date of Signing:

/s/ Elouise Manhertz            New York, New York           February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $390,323
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE       SHARED  NONE
--------------                --------         -----       --------  -------   --- ----   ----------  ----   ----       ------  ----
APPLE INC                     COM              037833100   39,297      121,830 SH         SOLE        1        121,830  0       0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109   17,766      525,000 SH         SOLE        1        525,000  0       0
CANADIAN NAT RES LTD          COM              136385101   17,633      396,800 SH         SOLE        1        396,800  0       0
CARDIOME PHARMA CORP          COM NEW          14159U202   15,316    2,385,615 SH         SOLE        1      2,385,615  0       0
CARNIVAL CORP                 PAIRED CTF       143658300      459        9,950 SH         SOLE        1          9,950  0       0
DIGITALGLOBE INC              COM NEW          25389M877   12,527      395,051 SH         SOLE        1        395,051  0       0
E M C CORP MASS               COM              268648102   15,251      666,000 SH         SOLE        1        666,000  0       0
GOLDMAN SACHS                 COM              38141G104   17,236      102,500     CALL   SOLE        1        102,500  0       0
GOLDMAN SACHS                 COM              38141G104   23,088      137,300 SH         SOLE        1        137,300  0       0
GOOGLE INC                    CL A             38259P508   24,442       41,150 SH         SOLE        1         41,150  0       0
LCA-VISION INC                COM PAR $.001    501803308    9,285    1,614,796 SH         SOLE        1      1,614,796  0       0
LYONDELLBASELL INDUSTRIES N   SHS - A          N53745100   24,734      719,000 SH         SOLE        1        719,000  0       0
MASTERCARD INC                CL A             57636Q104   19,583       87,380 SH         SOLE        1         87,380  0       0
NEXEN INC                     COM              65334H102   13,841      605,600 SH         SOLE        1        605,600  0       0
PETRO DEV CORP                COM              716578109   16,055      380,000 SH         SOLE        1        380,000  0       0
QUALCOMM INC                  COM              747525103   14,352      290,000 SH         SOLE        1        290,000  0       0
RYANAIR HLDGS PLC             SPONSORED ADR    783513104    4,092      132,749 SH         SOLE        1        132,749  0       0
SEALED AIR CORP NEW           COM              81211K100    1,237       48,600 SH         SOLE        1         48,600  0       0
SNAP ON INC                   COM              833034101   19,464      344,000 SH         SOLE        1        344,000  0       0
SONOCO PRODS CO               COM              835495102      804       23,870 SH         SOLE        1         23,870  0       0
SUNCOR ENERGY INC NEW         COM              867224107    2,623       68,500 SH         SOLE        1         68,500  0       0
THERAVANCE INC                COM              88338T104    6,713      267,766 SH         SOLE        1        267,766  0       0
TIME WARNER CABLE INC         COM              88732J207   19,215      291,000 SH         SOLE        1        291,000  0       0
VALEANT PHAMACEUTICALS INTL   COM              91911K102   16,974      600,000 SH         SOLE        1        600,000  0       0
VISA INC                      COM CL A         92826C839   21,607      307,000 SH         SOLE        1        307,000  0       0
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS    929352102   16,730    1,036,572 SH         SOLE        1      1,036,572  0       0



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